General Company Information (Tables)	12 Months Ended
Dec. 31, 2023
General Company Information [Abstract]
Schedule of group’s principal subsidiaries	The country of incorporation or registration is also their principal place of business.

	Place of business/country of incorporation	Ownership interests held by		Principal activities
		the Group
Name of entity		2023	2022
Procaps S.A.	Colombia	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.	Colombia	100%	100%
Procaps S.A. de C.V	El Salvador	100%	100%
Softcaps - Colbras	Brazil	100%	100%
Diabetrics Healthcare S.A.S.	Colombia	100%	100%	Diabetes solutions and chronic disease management tool.